Derivatives - Offsetting table (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Derivative assets:
Assets	$ 1,811
Gross Amounts Offset in Consolidated Balance Sheet	0
Net Amounts in Consolidated Balance Sheet	1,811
Derivative liabilities:
Liabilities	3,889
Gross Amounts Offset in Consolidated Balance Sheet	0
Net Amounts in Consolidated Balance Sheet	3,889
Interest rate swaps
Derivative liabilities:
Liabilities	3,204
Gross Amounts Offset in Consolidated Balance Sheet	0
Net Amounts in Consolidated Balance Sheet	3,204
Foreign exchange contracts
Derivative assets:
Assets	1,811
Gross Amounts Offset in Consolidated Balance Sheet	0
Net Amounts in Consolidated Balance Sheet	1,811
Derivative liabilities:
Liabilities	685
Gross Amounts Offset in Consolidated Balance Sheet	0
Net Amounts in Consolidated Balance Sheet	$ 685